CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash Flows from Operating Activities:
Net loss	$ (381,890)	$ (296,439)	$ (1,178,793)	$ (1,160,638)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	5,541	3,888	21,271	20,020
Gain on sale of assets	(1,566)	(15,282)	(27,075)	(14,028)
Stock-based compensation expense	100,323	27,000	125,675	141,033
Non-cash consulting expense	4,500	11,250	66,750	64,507
Non-cash gain on settlement of liabilities by issuing common stock			(35,172)	0
Changes in operating assets and liabilities -
Accounts receivable, net	128,914	(149,252)	(56,993)	(252,349)
Inventories	54,529	76,929	(84,378)	(92,705)
Prepaid expenses	7,194	18,346	26,740	(30,355)
Accounts payable	(40,809)	(244,207)	210,958	425,937
Customer advances	3,500	(25,780)	92,600	(11,844)
Accrued expenses	(5,320)	2,391	64,624	24,391
Net cash used in operating activities	(125,084)	(591,156)	(773,793)	(886,031)
Cash Flows from Investing Activities:
Additional patent costs	(1,443)	(851)	(10,972)	(8,524)
Purchases of property and equipment	(4,372)	(31,736)	(62,418)	(1,680)
Proceeds from sale of assets	1,566	15,282	27,075	14,028
Net cash used in investing activities	(4,249)	(17,305)	(46,315)	3,824
Cash Flows from Financing Activities:
Gross proceeds from July 2014 private placement of common stock	0	980,291	980,291	50,000
Private placement expenses incurred and paid as of September 30, 2015	0	(46,719)	(121,512)	0
Net cash provided by financing activities	0	933,572	858,779	50,000
Net increase (decrease) in cash and cash equivalents	(129,333)	325,111	38,671	(832,207)
Cash and cash equivalents, beginning of period	241,051	202,380	202,380	1,034,587
Cash and cash equivalents, end of period	111,718	527,491	241,051	202,380
Supplemental Disclosure of Cash Flow Informatin:
Cash paid for income taxes	912	912	912	912
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of 90,298 shares of common stock to consultants	$ 0	$ 65,016	$ 126,643	$ 0